PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 98.1%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.*	1,400	$361,662
Boeing Co. (The)*	11,244	2,930,861
General Dynamics Corp.	4,532	1,176,825
Howmet Aerospace, Inc.	7,881	426,520
Huntington Ingalls Industries, Inc.	800	207,712
L3Harris Technologies, Inc.	3,816	803,726
Lockheed Martin Corp.	4,566	2,069,494
Northrop Grumman Corp.	2,708	1,267,723
RTX Corp.	28,831	2,425,840
Textron, Inc.	4,034	324,414
TransDigm Group, Inc.	1,100	1,112,760
		13,107,537
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	2,400	207,336
Expeditors International of Washington, Inc.	3,000	381,600
FedEx Corp.	4,646	1,175,298
United Parcel Service, Inc. (Class B Stock)	14,490	2,278,263
		4,042,497
Automobile Components 0.1%
Aptiv PLC*	5,650	506,918
BorgWarner, Inc.	4,400	157,740
		664,658
Automobiles 1.9%
Ford Motor Co.	78,938	962,254
General Motors Co.	27,600	991,392
Tesla, Inc.*	55,270	13,733,490
		15,687,136
Banks 3.2%
Bank of America Corp.	138,095	4,649,659
Citigroup, Inc.	38,295	1,969,895
Citizens Financial Group, Inc.	9,000	298,260
Comerica, Inc.	2,461	137,348
Fifth Third Bancorp	13,673	471,582
Huntington Bancshares, Inc.	29,129	370,521
JPMorgan Chase & Co.	58,403	9,934,350

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
KeyCorp	18,835	$271,224
M&T Bank Corp.	3,355	459,903
PNC Financial Services Group, Inc. (The)	7,972	1,234,464
Regions Financial Corp.	18,874	365,778
Truist Financial Corp.	26,772	988,422
U.S. Bancorp	31,295	1,354,448
Wells Fargo & Co.	72,836	3,584,988
Zions Bancorp NA	2,900	127,223
		26,218,065
Beverages 1.5%
Brown-Forman Corp. (Class B Stock)	3,350	191,285
Coca-Cola Co. (The)	77,964	4,594,419
Constellation Brands, Inc. (Class A Stock)	3,270	790,522
Keurig Dr. Pepper, Inc.	20,200	673,064
Molson Coors Beverage Co. (Class B Stock)	3,694	226,110
Monster Beverage Corp.*	14,900	858,389
PepsiCo, Inc.	27,441	4,660,579
		11,994,368
Biotechnology 2.0%
AbbVie, Inc.	35,289	5,468,736
Amgen, Inc.	10,596	3,051,860
Biogen, Inc.*	2,880	745,258
Gilead Sciences, Inc.	25,000	2,025,250
Incyte Corp.*	3,500	219,765
Moderna, Inc.*	6,640	660,348
Regeneron Pharmaceuticals, Inc.*	2,150	1,888,324
Vertex Pharmaceuticals, Inc.*	5,160	2,099,552
		16,159,093
Broadline Retail 3.5%
Amazon.com, Inc.*	181,800	27,622,692
eBay, Inc.	10,740	468,479
Etsy, Inc.*	2,300	186,415
		28,277,586
Building Products 0.5%
A.O. Smith Corp.	2,400	197,856
Allegion PLC	1,733	219,554
Builders FirstSource, Inc.*	2,500	417,350

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Carrier Global Corp.	16,829	$966,826
Johnson Controls International PLC	13,687	788,919
Masco Corp.	4,526	303,151
Trane Technologies PLC	4,600	1,121,940
		4,015,596
Capital Markets 2.9%
Ameriprise Financial, Inc.	2,061	782,830
Bank of New York Mellon Corp. (The)	15,638	813,958
BlackRock, Inc.	2,790	2,264,922
Blackstone, Inc.	14,100	1,845,972
Cboe Global Markets, Inc.	2,100	374,976
Charles Schwab Corp. (The)	29,911	2,057,877
CME Group, Inc.	7,200	1,516,320
FactSet Research Systems, Inc.	700	333,935
Franklin Resources, Inc.	5,742	171,054
Goldman Sachs Group, Inc. (The)	6,480	2,499,790
Intercontinental Exchange, Inc.	11,500	1,476,945
Invesco Ltd.	8,100	144,504
MarketAxess Holdings, Inc.	710	207,923
Moody’s Corp.	3,166	1,236,513
Morgan Stanley	25,290	2,358,292
MSCI, Inc.	1,590	899,383
Nasdaq, Inc.	6,800	395,352
Northern Trust Corp.	4,162	351,190
Raymond James Financial, Inc.	3,800	423,700
S&P Global, Inc.	6,540	2,881,001
State Street Corp.	6,162	477,308
T. Rowe Price Group, Inc.	4,500	484,605
		23,998,350
Chemicals 1.6%
Air Products & Chemicals, Inc.	4,502	1,232,648
Albemarle Corp.	2,340	338,083
Celanese Corp.	2,000	310,740
CF Industries Holdings, Inc.	3,900	310,050
Corteva, Inc.	14,309	685,687
Dow, Inc.	14,109	773,738
DuPont de Nemours, Inc.	8,609	662,290
Eastman Chemical Co.	2,386	214,311
Ecolab, Inc.	5,142	1,019,916
FMC Corp.	2,300	145,015
International Flavors & Fragrances, Inc.	5,115	414,162

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Linde PLC	9,568	$3,929,673
LyondellBasell Industries NV (Class A Stock)	5,200	494,416
Mosaic Co. (The)	6,700	239,391
PPG Industries, Inc.	4,748	710,063
Sherwin-Williams Co. (The)	4,588	1,430,997
		12,911,180
Commercial Services & Supplies 0.5%
Cintas Corp.	1,740	1,048,629
Copart, Inc.*	17,500	857,500
Republic Services, Inc.	4,135	681,903
Rollins, Inc.	5,275	230,359
Veralto Corp.	4,440	365,234
Waste Management, Inc.	7,213	1,291,848
		4,475,473
Communications Equipment 0.8%
Arista Networks, Inc.*	5,080	1,196,391
Cisco Systems, Inc.	81,244	4,104,447
F5, Inc.*	1,100	196,878
Juniper Networks, Inc.	6,100	179,828
Motorola Solutions, Inc.	3,356	1,050,730
		6,728,274
Construction & Engineering 0.1%
Quanta Services, Inc.	2,900	625,820
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,300	648,583
Vulcan Materials Co.	2,700	612,927
		1,261,510
Consumer Finance 0.5%
American Express Co.	11,499	2,154,223
Capital One Financial Corp.	7,666	1,005,166
Discover Financial Services	5,018	564,023
Synchrony Financial	7,965	304,183
		4,027,595

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	8,858	$5,846,989
Dollar General Corp.	4,400	598,180
Dollar Tree, Inc.*	4,242	602,576
Kroger Co. (The)	13,268	606,480
Sysco Corp.	10,180	744,463
Target Corp.	9,282	1,321,942
Walgreens Boots Alliance, Inc.	13,578	354,522
Walmart, Inc.	28,486	4,490,818
		14,565,970
Containers & Packaging 0.2%
Amcor PLC	29,560	284,958
Avery Dennison Corp.	1,638	331,138
Ball Corp.	6,328	363,986
International Paper Co.	6,984	252,472
Packaging Corp. of America	1,670	272,060
Westrock Co.	4,933	204,818
		1,709,432
Distributors 0.1%
Genuine Parts Co.	2,799	387,662
LKQ Corp.	5,400	258,066
Pool Corp.	820	326,942
		972,670
Diversified Telecommunication Services 0.7%
AT&T, Inc.	143,607	2,409,725
Verizon Communications, Inc.	84,433	3,183,124
		5,592,849
Electric Utilities 1.5%
Alliant Energy Corp.	5,100	261,630
American Electric Power Co., Inc.	10,391	843,957
Constellation Energy Corp.	6,303	736,758
Duke Energy Corp.	15,539	1,507,904
Edison International	7,662	547,756
Entergy Corp.	4,215	426,516
Evergy, Inc.	4,300	224,460
Eversource Energy	7,000	432,040
Exelon Corp.	20,012	718,431
FirstEnergy Corp.	10,377	380,421

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	41,128	$2,498,115
NRG Energy, Inc.	4,200	217,140
PG&E Corp.	42,000	757,260
Pinnacle West Capital Corp.	2,300	165,232
PPL Corp.	14,852	402,489
Southern Co. (The)	21,915	1,536,680
Xcel Energy, Inc.	11,083	686,148
		12,342,937
Electrical Equipment 0.6%
AMETEK, Inc.	4,600	758,494
Eaton Corp. PLC	7,993	1,924,874
Emerson Electric Co.	11,450	1,114,428
Generac Holdings, Inc.*	1,100	142,164
Hubbell, Inc.	1,100	361,823
Rockwell Automation, Inc.	2,343	727,455
		5,029,238
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	12,000	1,189,560
CDW Corp.	2,700	613,764
Corning, Inc.	15,397	468,839
Jabil, Inc.	2,500	318,500
Keysight Technologies, Inc.*	3,600	572,724
TE Connectivity Ltd.	6,150	864,075
Teledyne Technologies, Inc.*	1,008	449,860
Trimble, Inc.*	4,700	250,040
Zebra Technologies Corp. (Class A Stock)*	1,020	278,797
		5,006,159
Energy Equipment & Services 0.3%
Baker Hughes Co.	20,245	691,974
Halliburton Co.	18,022	651,496
Schlumberger NV	28,532	1,484,805
		2,828,275
Entertainment 1.2%
Electronic Arts, Inc.	4,800	656,688
Live Nation Entertainment, Inc.*	2,900	271,440
Netflix, Inc.*	8,750	4,260,200
Take-Two Interactive Software, Inc.*	3,200	515,040

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Walt Disney Co. (The)	36,736	$3,316,894
Warner Bros Discovery, Inc.*	44,585	507,377
		9,527,639
Financial Services 4.1%
Berkshire Hathaway, Inc. (Class B Stock)*	36,390	12,978,858
Fidelity National Information Services, Inc.	11,960	718,437
Fiserv, Inc.*	12,300	1,633,932
FleetCor Technologies, Inc.*	1,320	373,045
Global Payments, Inc.	5,194	659,638
Jack Henry & Associates, Inc.	1,500	245,115
Mastercard, Inc. (Class A Stock)	16,500	7,037,415
PayPal Holdings, Inc.*	21,630	1,328,298
Visa, Inc. (Class A Stock)(a)	31,950	8,318,183
		33,292,921
Food Products 0.9%
Archer-Daniels-Midland Co.	10,759	777,015
Bunge Global SA	2,800	282,660
Campbell Soup Co.	3,947	170,629
Conagra Brands, Inc.	9,643	276,368
General Mills, Inc.	11,744	765,004
Hershey Co. (The)	3,016	562,303
Hormel Foods Corp.	5,400	173,394
J.M. Smucker Co. (The)	2,170	274,245
Kellanova	5,270	294,646
Kraft Heinz Co. (The)	16,055	593,714
Lamb Weston Holdings, Inc.	2,900	313,461
McCormick & Co., Inc.	5,100	348,942
Mondelez International, Inc. (Class A Stock)	27,366	1,982,119
Tyson Foods, Inc. (Class A Stock)	5,700	306,375
		7,120,875
Gas Utilities 0.0%
Atmos Energy Corp.	3,000	347,700
Ground Transportation 1.1%
CSX Corp.	39,654	1,374,804
J.B. Hunt Transport Services, Inc.	1,650	329,571
Norfolk Southern Corp.	4,531	1,071,038
Old Dominion Freight Line, Inc.	1,800	729,594

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation (cont’d.)
Uber Technologies, Inc.*	40,700	$2,505,899
Union Pacific Corp.	12,256	3,010,319
		9,021,225
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	34,813	3,831,867
Align Technology, Inc.*	1,410	386,340
Baxter International, Inc.	10,174	393,327
Becton, Dickinson & Co.	5,865	1,430,063
Boston Scientific Corp.*	29,372	1,697,995
Cooper Cos., Inc. (The)	1,000	378,440
DENTSPLY SIRONA, Inc.	3,700	131,683
Dexcom, Inc.*	7,620	945,566
Edwards Lifesciences Corp.*	12,210	931,012
GE HealthCare Technologies, Inc.	7,900	610,828
Hologic, Inc.*	4,900	350,105
IDEXX Laboratories, Inc.*	1,660	921,383
Insulet Corp.*	1,300	282,074
Intuitive Surgical, Inc.*	7,080	2,388,509
Medtronic PLC	26,715	2,200,782
ResMed, Inc.	2,990	514,340
STERIS PLC	2,000	439,700
Stryker Corp.	6,760	2,024,349
Teleflex, Inc.	900	224,406
Zimmer Biomet Holdings, Inc.	4,211	512,479
		20,595,248
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	4,973	501,278
Cencora, Inc.	3,360	690,077
Centene Corp.*	10,908	809,483
Cigna Group (The)	5,768	1,727,228
CVS Health Corp.	25,846	2,040,800
DaVita, Inc.*	1,000	104,760
Elevance Health, Inc.	4,710	2,221,048
HCA Healthcare, Inc.	3,900	1,055,652
Henry Schein, Inc.*	2,600	196,846
Humana, Inc.	2,500	1,144,525
Laboratory Corp. of America Holdings	1,600	363,664
McKesson Corp.	2,726	1,262,083
Molina Healthcare, Inc.*	1,200	433,572
Quest Diagnostics, Inc.	2,300	317,124

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	18,518	$9,749,171
Universal Health Services, Inc. (Class B Stock)	1,170	178,355
		22,795,666
Health Care REITs 0.2%
Healthpeak Properties, Inc.	10,300	203,940
Ventas, Inc.	8,133	405,349
Welltower, Inc.	11,100	1,000,887
		1,610,176
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	14,336	279,122
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. (Class A Stock)*	8,600	1,170,804
Booking Holdings, Inc.*	700	2,483,054
Caesars Entertainment, Inc.*	3,900	182,832
Carnival Corp.*	19,400	359,676
Chipotle Mexican Grill, Inc.*	537	1,228,098
Darden Restaurants, Inc.	2,453	403,028
Domino’s Pizza, Inc.	700	288,561
Expedia Group, Inc.*	2,600	394,654
Hilton Worldwide Holdings, Inc.	5,260	957,793
Las Vegas Sands Corp.	7,460	367,107
Marriott International, Inc. (Class A Stock)	4,840	1,091,468
McDonald’s Corp.	14,480	4,293,465
MGM Resorts International*	5,700	254,676
Norwegian Cruise Line Holdings Ltd.*	8,400	168,336
Royal Caribbean Cruises Ltd.*	4,700	608,603
Starbucks Corp.	22,980	2,206,310
Wynn Resorts Ltd.	1,800	163,998
Yum! Brands, Inc.	5,664	740,058
		17,362,521
Household Durables 0.4%
D.R. Horton, Inc.	5,900	896,682
Garmin Ltd.	3,100	398,474
Lennar Corp. (Class A Stock)	4,900	730,296
Mohawk Industries, Inc.*	940	97,290
NVR, Inc.*	55	385,025

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
PulteGroup, Inc.	4,211	$434,659
Whirlpool Corp.	1,085	132,121
		3,074,547
Household Products 1.2%
Church & Dwight Co., Inc.	5,000	472,800
Clorox Co. (The)	2,482	353,908
Colgate-Palmolive Co.	16,660	1,327,969
Kimberly-Clark Corp.	6,766	822,137
Procter & Gamble Co. (The)	47,163	6,911,266
		9,888,080
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	13,500	259,875
Industrial Conglomerates 0.8%
3M Co.	11,088	1,212,140
General Electric Co.	21,700	2,769,571
Honeywell International, Inc.	13,185	2,765,026
		6,746,737
Industrial REITs 0.3%
Prologis, Inc.	18,389	2,451,254
Insurance 2.0%
Aflac, Inc.	10,600	874,500
Allstate Corp. (The)	5,108	715,018
American International Group, Inc.	13,951	945,180
Aon PLC (Class A Stock)	3,889	1,131,777
Arch Capital Group Ltd.*	7,500	557,025
Arthur J. Gallagher & Co.	4,300	966,984
Assurant, Inc.	1,100	185,339
Brown & Brown, Inc.	4,700	334,217
Chubb Ltd.	8,053	1,819,978
Cincinnati Financial Corp.	3,007	311,104
Everest Group Ltd.	810	286,400
Globe Life, Inc.	1,733	210,941
Hartford Financial Services Group, Inc. (The)	6,153	494,578
Loews Corp.	3,517	244,748
Marsh & McLennan Cos., Inc.	9,740	1,845,438
MetLife, Inc.	12,650	836,545
Principal Financial Group, Inc.	4,500	354,015

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	11,616	$1,850,196
Prudential Financial, Inc.(g)	7,100	736,341
Travelers Cos., Inc. (The)	4,631	882,159
W.R. Berkley Corp.	4,100	289,952
Willis Towers Watson PLC	2,100	506,520
		16,378,955
Interactive Media & Services 5.7%
Alphabet, Inc. (Class A Stock)*	118,300	16,525,327
Alphabet, Inc. (Class C Stock)*	99,540	14,028,172
Match Group, Inc.*	5,400	197,100
Meta Platforms, Inc. (Class A Stock)*	44,260	15,666,270
		46,416,869
IT Services 1.2%
Accenture PLC (Class A Stock)	12,490	4,382,866
Akamai Technologies, Inc.*	3,100	366,885
Cognizant Technology Solutions Corp. (Class A Stock)	10,200	770,406
EPAM Systems, Inc.*	1,200	356,808
Gartner, Inc.*	1,570	708,243
International Business Machines Corp.	18,274	2,988,712
VeriSign, Inc.*	1,780	366,609
		9,940,529
Leisure Products 0.0%
Hasbro, Inc.	2,554	130,407
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	5,898	819,999
Bio-Rad Laboratories, Inc. (Class A Stock)*	350	113,011
Bio-Techne Corp.	3,180	245,369
Charles River Laboratories International, Inc.*	1,050	248,220
Danaher Corp.	13,020	3,012,047
Illumina, Inc.*	3,230	449,745
IQVIA Holdings, Inc.*	3,710	858,420
Mettler-Toledo International, Inc.*	440	533,702
Revvity, Inc.	2,470	269,996
Thermo Fisher Scientific, Inc.	7,712	4,093,452
Waters Corp.*	1,220	401,661
West Pharmaceutical Services, Inc.	1,540	542,265
		11,587,887

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 1.7%
Caterpillar, Inc.	10,096	$2,985,084
Cummins, Inc.	2,706	648,276
Deere & Co.	5,330	2,131,307
Dover Corp.	2,862	440,204
Fortive Corp.	7,050	519,092
IDEX Corp.	1,400	303,954
Illinois Tool Works, Inc.	5,386	1,410,809
Ingersoll Rand, Inc.	8,129	628,697
Nordson Corp.	1,100	290,576
Otis Worldwide Corp.	8,264	739,380
PACCAR, Inc.	10,546	1,029,817
Parker-Hannifin Corp.	2,568	1,183,078
Pentair PLC	3,146	228,746
Snap-on, Inc.	942	272,087
Stanley Black & Decker, Inc.	3,088	302,933
Westinghouse Air Brake Technologies Corp.	3,460	439,074
Xylem, Inc.	4,850	554,646
		14,107,760
Media 0.7%
Charter Communications, Inc. (Class A Stock)*	1,890	734,605
Comcast Corp. (Class A Stock)	80,520	3,530,802
Fox Corp. (Class A Stock)	5,066	150,308
Fox Corp. (Class B Stock)	2,666	73,715
Interpublic Group of Cos., Inc. (The)	7,288	237,880
News Corp. (Class A Stock)	7,375	181,056
News Corp. (Class B Stock)	2,700	69,444
Omnicom Group, Inc.	3,934	340,331
Paramount Global (Class B Stock)	9,597	141,940
		5,460,081
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	28,842	1,227,804
Newmont Corp.	23,197	960,124
Nucor Corp.	4,812	837,480
Steel Dynamics, Inc.	3,100	366,110
		3,391,518
Multi-Utilities 0.6%
Ameren Corp.	5,269	381,159
CenterPoint Energy, Inc.	12,679	362,239
CMS Energy Corp.	5,900	342,613

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Consolidated Edison, Inc.	6,951	$632,332
Dominion Energy, Inc.	16,850	791,950
DTE Energy Co.	4,187	461,659
NiSource, Inc.	8,000	212,400
Public Service Enterprise Group, Inc.	9,994	611,133
Sempra	12,656	945,783
WEC Energy Group, Inc.	6,333	533,049
		5,274,317
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	3,100	392,987
Boston Properties, Inc.	2,880	202,090
		595,077
Oil, Gas & Consumable Fuels 3.5%
APA Corp.	5,648	202,650
Chevron Corp.	35,047	5,227,611
ConocoPhillips	23,781	2,760,261
Coterra Energy, Inc.	15,200	387,904
Devon Energy Corp.	12,900	584,370
Diamondback Energy, Inc.	3,580	555,186
EOG Resources, Inc.	11,700	1,415,115
EQT Corp.	8,200	317,012
Exxon Mobil Corp.	80,052	8,003,599
Hess Corp.	5,534	797,782
Kinder Morgan, Inc.	38,980	687,607
Marathon Oil Corp.	11,378	274,893
Marathon Petroleum Corp.	7,576	1,123,975
Occidental Petroleum Corp.	13,379	798,860
ONEOK, Inc.	11,700	821,574
Phillips 66	8,928	1,188,674
Pioneer Natural Resources Co.	4,700	1,056,936
Targa Resources Corp.	4,500	390,915
Valero Energy Corp.	6,800	884,000
Williams Cos., Inc. (The)	24,392	849,573
		28,328,497
Passenger Airlines 0.2%
American Airlines Group, Inc.*	12,750	175,185
Delta Air Lines, Inc.	12,900	518,967

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines (cont’d.)
Southwest Airlines Co.	11,974	$345,809
United Airlines Holdings, Inc.*	6,600	272,316
		1,312,277
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,670	682,987
Kenvue, Inc.	34,600	744,938
		1,427,925
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	40,779	2,092,370
Catalent, Inc.*	3,400	152,762
Eli Lilly & Co.	15,937	9,289,996
Johnson & Johnson	48,009	7,524,931
Merck & Co., Inc.	50,793	5,537,453
Pfizer, Inc.	113,363	3,263,721
Viatris, Inc.	24,099	260,992
Zoetis, Inc.	9,100	1,796,067
		29,918,292
Professional Services 0.7%
Automatic Data Processing, Inc.	8,248	1,921,536
Broadridge Financial Solutions, Inc.	2,400	493,800
Ceridian HCM Holding, Inc.*	2,900	194,648
Equifax, Inc.	2,430	600,915
Jacobs Solutions, Inc.	2,500	324,500
Leidos Holdings, Inc.	2,800	303,072
Paychex, Inc.	6,425	765,282
Paycom Software, Inc.	850	175,712
Robert Half, Inc.	2,000	175,840
Verisk Analytics, Inc.	2,930	699,860
		5,655,165
Real Estate Management & Development 0.2%
CBRE Group, Inc. (Class A Stock)*	6,200	577,158
CoStar Group, Inc.*	8,200	716,598
		1,293,756
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,711	507,554

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Camden Property Trust	2,000	$198,580
Equity Residential	6,900	422,004
Essex Property Trust, Inc.	1,300	322,322
Invitation Homes, Inc.	11,600	395,676
Mid-America Apartment Communities, Inc.	2,370	318,670
UDR, Inc.	5,700	218,253
		2,383,059
Retail REITs 0.3%
Federal Realty Investment Trust	1,500	154,575
Kimco Realty Corp.	13,400	285,554
Realty Income Corp.	14,200	815,364
Regency Centers Corp.	3,100	207,700
Simon Property Group, Inc.	6,589	939,855
		2,403,048
Semiconductors & Semiconductor Equipment 8.0%
Advanced Micro Devices, Inc.*	32,228	4,750,729
Analog Devices, Inc.	9,916	1,968,921
Applied Materials, Inc.	16,688	2,704,624
Broadcom, Inc.	8,789	9,810,721
Enphase Energy, Inc.*	2,720	359,421
First Solar, Inc.*	2,200	379,016
Intel Corp.	84,148	4,228,437
KLA Corp.	2,710	1,575,323
Lam Research Corp.	2,632	2,061,540
Microchip Technology, Inc.	10,920	984,766
Micron Technology, Inc.	22,016	1,878,845
Monolithic Power Systems, Inc.	970	611,857
NVIDIA Corp.	49,440	24,483,677
NXP Semiconductors NV (China)	5,160	1,185,149
ON Semiconductor Corp.*	8,700	726,711
Qorvo, Inc.*	1,971	221,954
QUALCOMM, Inc.	22,200	3,210,786
Skyworks Solutions, Inc.	3,200	359,744
Teradyne, Inc.	3,100	336,412
Texas Instruments, Inc.	18,052	3,077,144
		64,915,777
Software 10.6%
Adobe, Inc.*	9,080	5,417,128
ANSYS, Inc.*	1,800	653,184

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Autodesk, Inc.*	4,290	$1,044,529
Cadence Design Systems, Inc.*	5,500	1,498,035
Fair Isaac Corp.*	500	582,005
Fortinet, Inc.*	12,700	743,331
Gen Digital, Inc.	11,317	258,254
Intuit, Inc.	5,590	3,493,918
Microsoft Corp.	148,612	55,884,057
Oracle Corp.	31,890	3,362,163
Palo Alto Networks, Inc.*	6,200	1,828,256
PTC, Inc.*	2,400	419,904
Roper Technologies, Inc.	2,140	1,166,664
Salesforce, Inc.*	19,360	5,094,390
ServiceNow, Inc.*	4,100	2,896,609
Synopsys, Inc.*	3,020	1,555,028
Tyler Technologies, Inc.*	820	342,858
		86,240,313
Specialized REITs 1.1%
American Tower Corp.	9,350	2,018,478
Crown Castle, Inc.	8,700	1,002,153
Digital Realty Trust, Inc.	6,100	820,938
Equinix, Inc.	1,886	1,518,965
Extra Space Storage, Inc.	4,100	657,353
Iron Mountain, Inc.	5,905	413,232
Public Storage	3,200	976,000
SBA Communications Corp.	2,200	558,118
VICI Properties, Inc.	20,400	650,352
Weyerhaeuser Co.	14,639	508,998
		9,124,587
Specialty Retail 2.0%
AutoZone, Inc.*	350	904,963
Bath & Body Works, Inc.	4,222	182,222
Best Buy Co., Inc.	3,700	289,636
CarMax, Inc.*	3,200	245,568
Home Depot, Inc. (The)	19,964	6,918,524
Lowe’s Cos., Inc.	11,566	2,574,013
O’Reilly Automotive, Inc.*	1,180	1,121,094
Ross Stores, Inc.	6,900	954,891
TJX Cos., Inc. (The)	22,828	2,141,495

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Tractor Supply Co.	2,200	$473,066
Ulta Beauty, Inc.*	940	460,591
		16,266,063
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	292,262	56,269,203
Hewlett Packard Enterprise Co.	25,902	439,816
HP, Inc.	17,402	523,626
NetApp, Inc.	4,200	370,272
Seagate Technology Holdings PLC	3,900	332,943
Western Digital Corp.*	6,425	336,477
		58,272,337
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc.*	2,300	1,175,967
NIKE, Inc. (Class B Stock)	24,574	2,667,999
Ralph Lauren Corp.	700	100,940
Tapestry, Inc.	4,500	165,645
VF Corp.	6,936	130,397
		4,240,948
Tobacco 0.5%
Altria Group, Inc.	35,679	1,439,291
Philip Morris International, Inc.	31,179	2,933,320
		4,372,611
Trading Companies & Distributors 0.3%
Fastenal Co.	11,500	744,855
United Rentals, Inc.	1,350	774,117
W.W. Grainger, Inc.	864	715,988
		2,234,960
Water Utilities 0.1%
American Water Works Co., Inc.	3,900	514,761
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	10,170	1,630,556

Total Common Stocks (cost $210,023,063)		800,434,186

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 0.8%
iShares Core S&P 500 ETF (cost $5,299,252)	13,400	$6,400,242

Total Long-Term Investments (cost $215,322,315)		806,834,428

Short-Term Investments 2.3%
Affiliated Mutual Funds 2.2%
PGIM Core Government Money Market Fund(wb)	11,227,285	11,227,285
PGIM Institutional Money Market Fund (cost $6,687,470; includes $6,655,982 of cash collateral for securities on loan)(b)(wb)	6,691,514	6,688,837

Total Affiliated Mutual Funds (cost $17,914,755)		17,916,122

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $1,078,531)	5.260%	03/14/24	1,090	1,078,704

Total Short-Term Investments (cost $18,993,286)				18,994,826

TOTAL INVESTMENTS 101.2% (cost $234,315,601)				825,829,254
Liabilities in excess of other assets(z) (1.2)%				(10,089,262)

Net Assets 100.0%				$815,739,992

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,508,750; cash collateral of $6,655,982 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
54	S&P 500 E-Mini Index	Mar. 2024	$13,014,000	$381,789
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).